MFS(R) VARIABLE INSURANCE TRUST:

                          MFS(R) Mid Cap Growth Series

                      Supplement to the Current Prospectus

Effective June 19, 2006, the applicable Portfolio Manager sections of the Prospectus are hereby revised as follows:

Portfolio Managers

Information regarding the portfolio managers of each series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the series' SAI. The portfolio managers are primarily responsible for the day-to-day management of each series.

Series                         Portfolio Manager         Primary Role         Since     Title and Five Year History
------                         -----------------         ------------         -----     ---------------------------
Mid Cap Growth Series           Matthew Krummell       Portfolio Manager    June 2006   Vice President of MFS;  employed
                                Supported by a                                          in  the  investment   management
                                Team of Analysts                                        area of MFS since 2001.


                  The date of this Supplement is June 21, 2006.